Employee benefit plans - Schedule of Weighted-Average Assumptions used to Determine PBO (Detail)	Mar. 31, 2016	Mar. 31, 2015
Employee benefit plans
Discount rate	0.60%	0.90%
Rate of increase in compensation levels	2.50%	2.50%